Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable interest entities
Schedule of financial positions and operation results of the VIEs

	As of December 31
	2020	2021
	RMB	RMB
Cash and cash equivalents	9,674,912	18,499,058
Restricted cash	106,223	108,223
Short‑term investments	3,074,128	764,343
Accounts and notes receivable, net	1,928,636	1,622,379
Loans receivable,net	202,076	1,426,244
Amounts due from the Company and its non-VIE subsidiaries	17,136,259	20,730,377
Investment securities and other investments	3,396,426	4,708,537
Long-term investments, net	1,680,083	3,064,399
Property and equipment, net	73,978	349,510
Intangible assets, net	323,083	514,838
Other assets	1,959,459	1,329,105
Total assets	39,555,263	53,117,013
Short‑term borrowings	4,000,000	824,964
Accounts and notes payable	6,353,170	3,706,079
Amounts due to the Company and its non-VIE subsidiaries	35,269,949	58,675,506
Operating lease liabilities	674,185	238,261
Other liabilities	8,520,341	6,094,576
Total liabilities	54,817,645	69,539,386
Shareholders' deficit of VIEs	(15,262,382)	(16,422,373)
Total liabilities and shareholders' deficit of VIEs	39,555,263	53,117,013

2 Variable interest entities (Continued)

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Inter-company revenues	152	1,067,752	1,708,159
Third-party revenues	150,816,817	136,817,570	166,603,236
Total revenues	150,816,969	137,885,322	168,311,395
Inter-company costs and expenses	(9,557,049)	(12,895,784)	(15,320,699)
Third-party costs and expenses	(140,022,924)	(127,117,980)	(158,286,885)
Total costs and expenses	(149,579,973)	(140,013,764)	(173,607,584)
Income (loss) from operations	1,236,996	(2,128,442)	(5,296,189)
Income (loss) from non-operations	(688,178)	1,652,386	(358,813)
Income (loss) before income tax expenses	548,818	(476,056)	(5,655,002)
Income tax expenses	(9,786)	(66,808)	(302,047)
Net income (loss)	539,032	(542,864)	(5,957,049)
Net income (loss) attributable to DiDi Global Inc.	539,032	(542,864)	(5,957,049)

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in inter-company transactions	(7,880,749)	(13,313,253)	(1,212,002)
Net cash provided by operating activities with external parties	12,378,698	13,972,703	2,843,996
Net cash provided by operating activities	4,497,949	659,450	1,631,994
Net cash provided by investing activities with non-VIE subsidiaries	—	2,785,392	—
Net cash provided by (used in) investing activities with external parties	(2,780,009)	(3,627,564)	2,688,546
Net cash provided by (used in) investing activities	(2,780,009)	(842,172)	2,688,546
Inter-company loan financing from non-VIE subsidiaries	—	1,003,320	10,921,871
Inter-company loan financing to non-VIE subsidiaries	(1,000,000)	(1,000,000)	(3,000,000)
Net cash provided by (used in) financing activities with external parties	(100,000)	4,034,180	(3,416,265)
Net cash provided by (used in) financing activities	(1,100,000)	4,037,500	4,505,606